As filed with the Securities and Exchange Commission on October 1, 2003
                                     Investment Company Act file number 811-8541


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                        Pax World Money Market Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: 1/31

Date of reporting period: July 31, 2003

Item 1: Report to Stockholders

--------------------------------------------------------------------------------
 [GRAPHIC OMITTED]

                                         PAX WORLD
                                         ETHICAL INVESTING


                                     [GRAPHIC OMITTED]
                                     Semi-Annual Report



                                         PAX World
                                         Money Market Fund


                                         31 JULY 2003

Investment Adviser
Pax World Management Corp.
222 State Street
Portsmouth, NH  03801-3853


Transfer and Dividend Disbursing Agents

Individual Investor Class:
PFPC, Inc.
400 Bellevue Pkwy, Suite 108
Wilmington, DE  19809

Institutional & Broker Service Classes:
Reich & Tang Services, Inc.
600 Fifth Avenue
New York, NY  10020

Address all account inquiries to:
Pax World Money Market Fund
P.O. Box 9824
Providence, RI  02940-8024

PAX WORLD                                                       600 FIFTH AVENUE
MONEY MARKET FUND, INC.                                     NEW YORK, N.Y. 10020
                                                                  (212) 830-5200




Dear Shareholder:

We are pleased to present the semi-annual report of the Pax World Money Market Fund, Inc. for the period February 1, 2003 through July 31, 2003.

The Fund had net assets of $176,264,792 and 2,924 active shareholders as of July 31, 2003.

Thank you for your support and we look forward to continuing to serve your cash management needs.

Sincerely,


/s/Thomas W. Grant       /s/Laurence A. Shadek              /s/Steven W. Duff
Thomas W. Grant          Laurence A. Shadek                 Steven W. Duff
President                Executive Vice-President           Director

                                             Statement of Net Assets,(unaudited)
                                                                   July 31, 2003
PAX WORLD Money Market Fund, Inc.

FACE                                                    MATURITY             VALUE
AMOUNT                                                      DATE   YIELD   (NOTE 1)
-------------------------------------------------------------------------------------
COMMERCIAL PAPER: 43.84%
 $ 9,000,000   Apreco Inc............................   11/17/03   1.03%  $ 8,972,190
   9,000,000   Ciesco L.P............................   09/05/03   1.02     8,991,075
   9,000,000   Clipper Receivables Corporation.......   08/12/03   1.03     8,997,168
   8,370,000   Glaxo Smith Kline Finance.............   08/19/03   1.17     8,365,104
   9,000,000   Greyhawk Funding......................   08/27/03   1.03     8,993,305
   9,000,000   Market Street Funding.................   10/03/03   1.04     8,983,620
  10,000,000   Private Export Funding Corporation....   11/13/03   1.13     9,967,644
   9,000,000   Special Purpose Accounts Receivable...   08/07/03   1.20     8,998,200
   5,000,000   Svenska Handelsbanken.................   08/15/03   1.21     4,997,647
 -----------                                                              -----------
  77,370,000   Total Commercial Paper                                      77,265,953
 -----------                                                              -----------

FLOATING RATE SECURITY: 3.97%
 $ 7,000,000   Equitable Life Assurance Society
               with J.P. Morgan Chase (a)............   03/22/04   1.14%  $ 7,000,000
 -----------                                                              -----------
   7,000,000   Total Floating Rate Security                                 7,000,000
 -----------                                                              -----------

FOREIGN COMMERCIAL PAPER: 4.53%
 $ 8,000,000   Alliance & Leicester PLC..............   11/17/03   1.03%  $ 7,975,280
 -----------                                                              -----------
   8,000,000   Total Foreign Commercial Paper                               7,975,280
 -----------                                                              -----------

LETTER OF CREDIT COMMERCIAL PAPER: 7.37%
 $ 8,000,000   Falcon Asset Securitization Corporation
               Insured by AMBAC Indemnity Corp.......   08/26/03   1.03%  $ 7,994,278
   5,000,000   Variable Funding Capital
               LOC Wachovia Bank & Trust Company, N.A.  08/14/03   1.03     4,998,140
 -----------                                                              -----------
  13,000,000   Total Letter of Credit Commercial Paper                     12,992,418
 -----------                                                              -----------

REPURCHASE AGREEMENT, OVERNIGHT: 16.45%
 $29,000,000   J.P. Morgan Securities, Inc.,
               Repurchase proceeds at maturity
               $29,000,870 (Collateralized by
               28,245,000, FFCB, 6.280%, due 11/26/12,
               FHLB, 1.625% to 6.875%, due 04/15/05 to
               11/15/12, FNMA, 1.500% to 7.125%, due
               08/15/03 to 07/15/32, Value $29,582,459) 08/01/03   1.08%  $29,000,000
 -----------                                                              -----------
  29,000,000   Total Repurchase Agreement, Overnight                       29,000,000
 -----------                                                              -----------

   The accompanying notes are an integral part of these financial statements.

                                   Statement of Net Assets,(unaudited) continued
                                                                   July 31, 2003
PAX WORLD Money Market Fund, Inc.

FACE                                                    MATURITY             VALUE
AMOUNT                                                      DATE   YIELD   (NOTE 1)
-------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES: 10.80%
 $ 2,065,000   Federal Home Loan Bank................   08/15/03   1.35% $  2,067,174
   1,500,000   Federal Home Loan Bank................   03/29/04   1.06     1,543,121
   1,500,000   Federal Home Loan Mortgage Corporation   02/20/04   1.10     1,518,653
   5,000,000   Federal National Mortgage Association.   09/30/03   1.08     4,991,000
   9,000,000   Federal National Mortgage Association.   04/30/04   1.04     8,923,712
 -----------                                                             ------------
  19,065,000   Total U.S. Government Agencies                              19,043,660
 -----------                                                             ------------

VARIABLE RATE DEMAND INSTRUMENTS (b): 13.03%
 $ 1,560,000   G & L Land Management
               LOC Fifth Third Bank..................   12/01/17   1.20% $  1,560,000
   3,195,000   Jake Sweeney Automotive, Inc.
               LOC Firstar Bank......................   04/01/10   1.17     3,195,000
   4,550,000   Mobile, AL
               Springhill Medical Clinic Board RB
               (Springhill Medical Complex)
               LOC Amsouth Bank, N.A.................   09/01/11   1.15     4,550,000
   4,670,000   Oak Crest Homes Inc.
               LOC First of America Bank.............   11/01/26   1.18     4,670,000
   3,175,000   SDR Capital, L.L.C.
               LOC First Michigan Bank...............   10/01/26   1.23     3,175,000
   3,000,000   State of Texas Veterans' Hospital.....   12/01/09   1.07     3,000,000
   2,825,000   Weller Irrevocable Trust #2 - Series 1998
               LOC First Union National Bank.........   09/01/13   1.15     2,825,000
 -----------                                                             ------------
  22,975,000   Total Variable Rate Demand Instruments                      22,975,000
 -----------                                                             ------------
               Total Investments (99.99%) (Cost $176,252,311+)            176,252,311
               Cash and other assets, net of liabilities (0.01%)               12,481
                                                                         ------------
               Net Assets (100.00%)                                      $176,264,792
                                                                         =============
               Net Asset Value, offering and redemption price per share:
               Individual Investor Class,
                    22,679,882 Shares Outstanding (Note 3)               $       1.00
                                                                         ============
               Institutional Class,
                    123,172,668 Shares Outstanding (Note 3)              $       1.00
                                                                         ============
               Broker Service Class,
                    19,020,814 Shares Outstanding (Note 3)               $       1.00
                                                                         ============
               MMA Praxis Class,
                    11,392,750 Shares Outstanding (Note 3)               $       1.00
                                                                         ============


 + Aggregate cost for federal income tax purposes is identical.

   The accompanying notes are an integral part of these financial statements.

                                   Statement of Net Assets,(unaudited) continued
                                                                   July 31, 2003
PAX WORLD Money Market Fund, Inc.




FOOTNOTES:

(a) The interest rate is adjusted quarterly based upon 1-month LIBOR plus 4 basis points.

(b) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY NOTES:

FFCB    =  Federal Farm Credit Bank
FHLB    =  Federal Home Loan Bank
FNMA    =  Federal National Mortgage Association
LOC     =  Letter of Credit
RB      =  Revenue Bond






















   The accompanying notes are an integral part of these financial statements.

                                             Statement of Operations (unaudited)
                                                  Six Months Ended July 31, 2003
PAX WORLD Money Market Fund, Inc.

Investment income
   Income:
     Interest.................................................  $   1,387,121
                                                                -------------
   Expenses: (Note 2)
     Advisory fee.............................................        156,369
     Administrative services fee..............................        104,246
     Shareholder servicing fee (Individual Investor Class)....         28,198
     Shareholder servicing fee (Broker Service Class).........         24,759
     Shareholder servicing fee (MMA Praxis Class).............         14,658
     Custodian expenses.......................................          8,277
     Shareholder servicing and related shareholder expenses+..        115,662
     Legal fees, compliance and filing fees...................         46.453
     Audit and accounting.....................................         60,559
     Directors' fees and expenses.............................          4,689
     Amortization of organization costs.......................          6,764
     Other....................................................         15,746
                                                                -------------
        Total expenses........................................        586,380
        Less:
        Expenses paid indirectly (Note 2).....................           (958)
        Fees waived (Note 2)..................................        (77,126)
        Expenses reimbursed (Note 2)..........................        (42,536)
                                                                -------------
     Net expenses ............................................        465,760
                                                                -------------
   Net investment income......................................        921,361
Realized gain (loss) on investments
   Net realized gain (loss) on investments....................            -0-
                                                                -------------
   Increase in net assets from operations.....................  $     921,361
                                                                =============

+ Includes class specific transfer agency expenses of $44,793, $15,440, $21,789 and $9,645 for Individual Investor Class, Institutional Class, Broker Service Class and MMA Praxis Class, respectively.




   The accompanying notes are an integral part of these financial statements.

                                             Statements of Changes in Net Assets
                                                                   July 31, 2003
PAX WORLD Money Market Fund, Inc.



                                              Six Months
                                                 Ended               Year
                                             July 31, 2003          Ended
                                              (Unaudited)      January 31, 2003
                                               ---------       ----------------

Increase (decrease) in net assets
Operations:
   Net investment income..................   $    921,361        $  3,790,009
   Net realized gain (loss) on investments            -0-                (152)
                                             ------------        ------------
   Increase in net assets from operations         921,361           3,789,857

Dividends to shareholders from:
Net investment income:
   Individual Investor Class..............        (79,453)           (267,640)
   Institutional Class....................       (749,546)         (3,144,721)
   Broker Service Class...................        (49,993)           (216,731)
   MMA Praxis Class.......................        (42,369)           (162,087)

Capital share transactions (Note 3):
   Individual Investor Class..............        685,748           2,016,888
   Institutional Class....................    (60,009,201)        (17,470,698)
   Broker Service Class...................       (612,526)            335,288
   MMA Praxis Class.......................       (874,260)           (827,701)
                                             ------------        ------------
   Total (decrease).......................    (60,810,239)        (15,947,545)

Net assets:
   Beginning of period....................    237,075,031         253,022,576
                                             ------------        ------------
   End of period..........................   $176,264,792        $237,075,031
                                             ============        ============














   The accompanying notes are an integral part of these financial statements.

                                       Notes to Financial Statements (unaudited)
                                                                   July 31, 2003
PAX WORLD Money Market Fund, Inc.




1. SUMMARY OF ACCOUNTING POLICIES

Pax World Money Market Fund, Inc. (the "Fund") is a no-load, open-end management investment company registered under the Investment Company Act of 1940. The Fund has four classes of stock authorized, the Individual Investor Class, the
Institutional Class, the Broker Service Class and the MMA Praxis Class. The Individual Investor Class, the Broker Service Class and the MMA Praxis Class
shares are subject to service fees pursuant to the Fund's Rule 12b-1 Distribution and Service Plan and are sold through financial intermediaries who provide servicing to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shareholders for which they receive compensation from Pax World Management Corp. (the "Advisor"), Reich & Tang Asset Management, LLC (the "Sub-Advisor"), or Reich & Tang Distributors, Inc. ("the Distributor"). The Institutional Class shares are not subject to a service fee and either are sold directly to institutional investors or are sold through financial intermediaries that do not receive compensation from the Advisor, Sub-Advisor or the Distributor. The Broker Service Class shares are subject to an additional sub-transfer agent accounting fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, the Individual Investor Class, the Institutional Class, the Broker Service Class and the MMA Praxis Class shares represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:


a) Valuation of Securities

Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2003
PAX WORLD Money Market Fund, Inc.




1. SUMMARY OF ACCOUNTING POLICIES, continued

b) Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Distributions of net investment income are taxable to shareholders as ordinary income.

c) Dividends and Distributions

Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

d) Organization Costs

Organization costs are being deferred and amortized on a straight line basis over a period of five years from the Fund's commencement of operations. The proceeds of any redemptions by the original shareholder of the initial shares will be reduced by a pro rata portion of any then unamortized organizational expenses, based on the ratio of the shares redeemed to the total initial shares outstanding immediately prior to the redemption.

e) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) General

Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities is sufficient to cover the value of the repurchase agreements.

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2003
PAX WORLD Money Market Fund, Inc.



2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Advisory Agreement, the Fund pays Pax World Management Corp. (the "Advisor") an annual advisory fee of .15% of the Fund's average daily net assets.

Pursuant to the terms of a Sub-Advisory Agreement between the Advisor and Reich & Tang Asset Management, LLC (the "Sub-Advisor"), the Advisor will pay the Sub-Advisor an annual management fee of .075% of the Fund's average daily net assets from its advisory fee.

Pursuant to an Administrative Services Agreement for the Fund, the Sub-Advisor receives an annual fee of .10% of the Fund's average daily net assets.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Shareholder Servicing Agreement only with respect to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a service fee equal to .25% per annum of the average daily net assets with respect only to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares.

During the period ended July 31, 2003, the Advisor voluntarily waived advisory fees of $67,788. The Distributor voluntarily waived shareholder servicing fees of $9,338 for the MMA Praxis Class. In addition, although not required to do so, the Advisor has agreed to reimburse class specific expenses amounting to $42,536 for the Individual Investor Class.

Fees are paid to Directors who are unaffiliated with the Advisor on the basis of $2,000 per annum plus $250 per meeting attended.

Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $37,413 paid to Reich & Tang Services, Inc. an affiliate of the Sub-Advisor as shareholder servicing agent for the Broker Service Class and the Institutional Class. Also included under the same caption are expense offsets of $527.

Included in the statement of operations under the caption "Custodian expenses" are expense offsets of $431.

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2003
PAX WORLD Money Market Fund, Inc.


3. CAPITAL STOCK

At July 31, 2003, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $176,266,114.
Transactions in capital stock, all at $1.00 per share, were as follows:

                                      Six Months             Year
                                         Ended               Ended
                                     July 31, 2003     January 31, 2003
                                     -------------     ----------------
INDIVIDUAL INVESTOR CLASS
-------------------------
Sold...............................      7,540,128          17,136,959
Issued on reinvestment of dividends         78,101             267,566
Redeemed...........................     (6,932,481)        (15,387,637)
                                     -------------      --------------
Net increase ......................        685,748           2,016,888
                                     =============      ==============

INSTITUTIONAL CLASS
-------------------
Sold...............................    616,693,054         996,466,111
Issued on reinvestment of dividends        568,643           2,569,008
Redeemed...........................   (677,270,898)     (1,016,505,817)
                                     -------------      --------------
Net (decrease).....................    (60,009,201)        (17,470,698)
                                     =============      ==============

BROKER SERVICE CLASS
--------------------
Sold...............................     11,854,241          19,467,943
Issued on reinvestment of dividends         53,459             215,134
Redeemed...........................    (12,520,226)        (19,347,789)
                                     -------------      --------------
Net (decrease) increase............       (612,526)            335,288
                                     =============      ==============

MMA PRAXIS CLASS
----------------
Sold...............................      1,755,958           4,329,275
Issued on reinvestment of dividends         41,806             162,649
Redeemed...........................     (2,672,024)         (5,319,625)
                                     -------------      --------------
Net (decrease).....................       (874,260)           (827,701)
                                     =============      ==============

4. TAX INFORMATION

Accumulated undistributed realized losses at January 31, 2003 amounted to $1,322. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire through January 31, 2011.

At January 31, 2003, the undistributed income for income tax purposes amounted to $49,152.

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2003
PAX WORLD Money Market Fund, Inc.


5. FINANCIAL HIGHLIGHTS
                                                              INDIVIDUAL
                                                            INVESTOR CLASS
                                   --------------------------------------------------------------------
                                                                 Year
                                                                Ended                    May 27, 1998
                                     Six Months               January 31,               (Commencement
                                       Ended      ----------------------------------     of Sales) to
                                   July 31, 2003    2003     2002     2001     2000    January 31, 1999
                                   -------------  -------  -------  -------  -------   ----------------
Per Share Operating Performance:
(for a share outstanding
   throughout the period)

Net asset value,
   beginning of period.............    $1.00      $1.00    $1.00    $1.00    $1.00          $1.00
                                       -------    -------  -------  -------  -------        -------

Income from investment operations:
   Net investment income...........     0.003      0.013    0.033    0.058    0.046          0.032

Less distributions:
   Dividends from net
     investment income.............    (0.003)    (0.013)  (0.033)  (0.058)  (0.046)        (0.032)
                                       -------    -------  -------  -------  -------        -------

Net asset value, end of period.....    $1.00      $1.00    $1.00    $1.00    $1.00          $1.00
                                       =======    =======  =======  =======  =======        =======

------------------------------------------------------------------------------------------------------
Total Return.......................     0.35%(a)   1.28%    3.37%    5.99%    4.74%          3.27%(a)
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000)....    $22,680    $21,994  $19,977  $16,416  $13,628        $5,495

Ratios to average net assets:
   Expenses (net of fees waived and
     expenses reimbursed) (b)......     0.62%(c)   0.60%    0.60%    0.60%    0.60%          0.60%(c)

   Net investment income...........     0.70%(c)   1.27%    3.26%    5.86%    4.74%          4.59%(c)

   Advisory and administrative
       services fees waived........     0.07%(c)   0.04%    0.04%    0.09%    0.14%          0.25%(c)

   Expenses reimbursed.............     0.38%(c)   0.32%    0.34%    0.37%    0.54%          0.00%(c)

   Expenses paid indirectly........     0.00%(c)   0.00%    0.00%    0.00%    0.00%          0.00%(c)

(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2003
PAX WORLD Money Market Fund, Inc.

5. FINANCIAL HIGHLIGHTS, continued
                                                              INSTITUTIONAL
                                                                  CLASS
                                   --------------------------------------------------------------------
                                                                 Year
                                                                Ended                   May 27, 1998
                                     Six Months               January 31,              (Commencement
                                       Ended      ----------------------------------    of Sales) to
                                   July 31, 2003    2003     2002     2001     2000   January 31, 1999
                                   -------------  -------  -------  -------  -------  ----------------
Per Share Operating Performance:
(for a share outstanding
   throughout the period)

Net asset value,
   beginning of period.............    $1.00      $1.00    $1.00    $1.00    $1.00         $1.00
                                       -------    -------  -------  -------  -------       -------

Income from investment operations:
   Net investment income...........     0.005      0.015    0.036    0.061    0.049         0.034

Less distributions:
   Dividends from net
     investment income.............    (0.005)    (0.015)  (0.036)  (0.061)  (0.049)       (0.034)
                                       -------    -------  -------  -------  -------       -------

Net asset value, end of period.....    $1.00      $1.00    $1.00    $1.00    $1.00          $1.00
                                       =======    =======  =======  =======  =======       =======

-----------------------------------------------------------------------------------------------------
Total Return.......................     0.47%(a)   1.54%    3.63%    6.26%    5.00%         3.45%(a)
-----------------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000)....    $123,172   $183,181 $200,653 $160,373 $122,213      $119,309

Ratios to average net assets:
   Expenses (net of fees waived)(b)     0.36%(c)   0.35%    0.35%    0.35%    0.35%         0.35%(c)

   Net investment income...........     0.97%(c)   1.53%    3.54%    6.09%    4.89%         4.90%(c)

   Advisory and administrative
       services fees waived........     0.07%(c)   0.04%    0.04%    0.09%    0.14%         0.25%(c)

   Expenses paid indirectly........     0.00%(c)   0.00%    0.00%    0.00%    0.00%         0.00%(c)



(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2003
PAX WORLD Money Market Fund, Inc.

5. FINANCIAL HIGHLIGHTS, continued
                                                                  BROKER
                                                               SERVICE CLASS
                                   --------------------------------------------------------------------
                                                                 Year
                                                                Ended                 January 13, 1999
                                     Six Months               January 31,              (Commencement
                                       Ended      ----------------------------------    of Sales) to
                                   July 31, 2003    2003     2002     2001     2000   January 31, 1999
                                   -------------  -------  -------  -------  -------  ----------------
Per Share Operating Performance:
(for a share outstanding
   throughout the period)

Net asset value,
   beginning of period.............    $1.00      $1.00    $1.00    $1.00    $1.00         $1.00
                                       -------    -------  -------  -------  -------       -------

Income from investment operations:
   Net investment income...........     0.003      0.011    0.031    0.056    0.044         0.002

Less distributions:
   Dividends from net
     investment income.............    (0.003)    (0.011)  (0.031)  (0.056)  (0.044)       (0.002)
                                       -------    -------  -------  -------  -------       -------

Net asset value, end of period.....    $1.00      $1.00    $1.00    $1.00    $1.00          $1.00
                                       =======    =======  =======  =======  =======       =======

-----------------------------------------------------------------------------------------------------
Total Return.......................      0.25%(a)  1.08%    3.16%    5.78%    4.53%         0.22%(a)
-----------------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000)....    $19,021    $19,633  $19,298  $4,028   $1,185        $   70

Ratios to average net assets:
   Expenses (net of fees waived)(b)     0.82%(c)   0.80%    0.80%    0.80%    0.80%         0.80%(c)

   Net investment income...........     0.50%(c)   1.07%    2.91%    5.71%    4.51%         4.16%(c)

   Advisory and administrative
       services fees waived........     0.07%(c)   0.04%    0.04%    0.09%    0.14%         0.25%(c)

   Expenses paid indirectly .......     0.00%(c)   0.00%    0.00%    0.00%    0.00%         0.00%(c)




(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2003
PAX WORLD Money Market Fund, Inc.

5. FINANCIAL HIGHLIGHTS, continued
                                                            MMA PRAXIS
                                                               CLASS
                                   -----------------------------------------------------------
                                                              Year
                                                             Ended            October 12, 1999
                                     Six Months           January 31,           (Commencement
                                       Ended      --------------------------    of Sales) to
                                   July 31, 2003    2003     2002     2001    January 31, 1999
                                   -------------  -------  -------  -------   ----------------
Per Share Operating Performance:
(for a share outstanding
   throughout the period)

Net asset value,
   beginning of period.............    $ 1.00     $ 1.00   $ 1.00   $ 1.00         $ 1.00
                                       -------    -------  -------  -------        -------

Income from investment operations:
   Net investment income...........      0.004      0.013    0.033    0.058          0.016

Less distributions:
   Dividends from net
     Investment income.............     (0.004)    (0.013)  (0.033)  (0.058)        (0.016)
                                       -------    -------  -------  -------        -------

Net asset value, end of period.....    $ 1.00     $ 1.00   $ 1.00   $ 1.00         $ 1.00
                                       =======    =======  =======  =======        =======

----------------------------------------------------------------------------------------------
Total Return.......................      0.36%(a)   1.28%    3.37%    5.99%          1.58%(a)
----------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000)....    $ 11,392   $ 12,267 $13,095  $ 10,164       $  4,131

Ratios to average net assets:
   Expenses (net of fees waived and
     expense reimbursed) (b).......      0.60%(c)   0.60%    0.60%    0.60%          0.60%(c)

   Net investment income...........      0.72%(c)   1.28%    3.24%    5.90%          5.21%(c)

   Advisory, administrative services and
     shareholder servicing fees waived   0.23%(c)   0.13%    0.12%    0.31%          0.39%(c)

   Expenses reimbursed.............      0.00%(c)   0.00%    0.00%    0.00%          1.21%(c)

   Expenses paid indirectly........      0.00%(c)   0.00%    0.00%    0.00%          0.00%(c)


(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

                                                          Additional Information
                                                                     (Unaudited)
PAX WORLD Money Market Fund, Inc.




                                  Directors and Officers Information
                                           July 31, 2003+
--------------------- ------------ ---------- ------------------- ---------------- --------------

        Name          Position(s)   Term of        Principal         Number of          Other
      Address*,        Held with     Office      Occupation(s)     Portfolios in   Directorships
       and Age            Fund        and         During Past      Fund Complex        held by
                                    Length of       5 Years         Overseen by       Director
                                      Time                          Director or
                                     Served                           Officer
--------------------- ------------ ---------- ------------------- ---------------- --------------
Disinterested Directors
--------------------- ------------ ---------- ------------------- ---------------- --------------
Dr. W. Giles            Director      1998    Professor           Director/Trustee      N/A
Mellon,                                       Emeritus of         of ten other
Age 72                                        Business            portfolios
                                              Administration in
                                              the Graduate
                                              School of
                                              Management,
                                              Rutgers
                                              University, with
                                              which he has been
                                              associated with
                                              since 1966.
--------------------- ------------ ---------- ------------------- ---------------- --------------
Robert Straniere,       Director      1998    Owner, Straniere    Director/Trustee   WPG Funds
Esq., Age 62                                  Law Firm since      of ten other         Group
                                              1980, NYS           portfolios
                                              Assemblyman since
                                              1981 and counsel
                                              at Fisher &
                                              Berger since 1995.
--------------------- ------------ ---------- ------------------- ---------------- --------------
Dr. Yung Wong,          Director      1998    Managing Director   Director/Trustee      N/A
Age 64                                        of Abacus           of ten other
                                              Associates, an      portfolios
                                              investment firm,
                                              since 1996.
--------------------- ------------ ---------- ------------------- ---------------- --------------

+ The Statement of Additional Information includes additional information about Pax World Money Market Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above directors of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

                                                                     (Unaudited)
PAX WORLD Money Market Fund, Inc.


                                 Directors and Officers Information
                                          July 31, 2003+
---------------- ------------ ---------- ------------------- ----------------- ---------------
Name, Address*,   Position(s)  Term of        Principal         Number of          Other
    and Age       Held with   Office and    Occupation(s)     Portfolios in     Directorships
                    Fund      Length of       During Past      Fund Complex        held by
                                 Time          5 Years         Overseen by       Director
                               Served                           Director or
                                                                 Officer
---------------- ------------ ---------- ------------------- ----------------- ---------------
Interested Directors/Officers:
---------------- ------------ ---------- ------------------- ----------------- ---------------
Steven W. Duff,   Director**     1997    Manager and         Director/Trustee        N/A
Age 49                                   President of Reich  and/or
                                         & Tang Asset        Officer of
                                         Asset Management,   fifteen
                                         LLC ("RTAM, LLC"),  other
                                         a registered        portfolios
                                         Investment Advisor
                                         Associated with
                                         RTAM, LLC since
                                         1994.
---------------- ------------ ---------- ------------------- ----------------- ---------------
Richard           Treasurer      1998    Executive Vice      Officer of              N/A
De Sanctis,       and                    President, CFO of   fifteen
Age 46            Asst.                  RTAM, LLC.          other
                  Secretary              Associates with     portfolios
                                         RTAM, LLC since
                                         1990.
---------------- ------------ ---------- ------------------- ----------------- ---------------
Molly             Vice           2002    Senior Vice         Officer of              N/A
Flewharty,        President              President of        fifteen
Age 52                                   RTAM, LLC.          other
                                         Associated with     portfolios
                                         RTAM, LLC since
                                         1977.
---------------- ------------ ---------- ------------------- ---------------------------------
Thomas W. Grant,  President      1998    Pres. of Pax World       No other     Vice
14 Wall Street,                          Management Corp.        portfolios    Chairman
New York, NY                             since 1996 and                        of the
10005,                                   Pres. of H.G.                         Board and
Age 62                                   Wellington & Co.,                     Pres. of
                                         Inc. since 1991.                      Pax World
                                                                               Balanced Fund
                                                                               Inc. and Pres.
                                                                               and Dir. of Pax
                                                                               World Growth
                                                                               Fund, Inc. and
                                                                               Pax World High
                                                                               Yield Fund Inc.
---------------- ------------ ---------- ------------------- ----------------- ---------------
Rosanne           Secretary      1999    Senior Vice         Officer of              N/A
Holtzer,          and                    President of        fifteen
Age 39            Asst.                  RTAM, LLC.          other
                  Treasurer              Associated with     portfolios
                                         RTAM, LLC since
                                         1986.
---------------- ------------ ---------- ------------------- ------------------- ------------
Laurence A.       Executive      1998    Chairman of the          No other     Chairman of the
Shadek,           Vice                   Board of Pax World      portfolios    Board of Pax
14 Wall Street,   President              Management Corp.                      World Balanced
New York, NY                             since 1996 and                        Fund, Inc., Pax
10005,                                   Executive                             World Growth
Age 53                                   Vice-Pres. of                         Fund, Inc. and
                                         H.G. Wellington &                     Pax World High
                                         Co., Inc. since                       Yield Fund,
                                         1986.                                 Inc.
---------------- ------------ ---------- ------------------- ----------------- --------------

+ The Statement of Additional Information includes additional information about Pax World Money Market Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* With the exception of Mr. Grant and Mr. Shadek, the address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

** Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment sub-advisor.

                            Account Options and Services*

At Pax World, we are pleased to offer a variety of account options and shareholder services to help meet your investment needs.


TYPES OF ACCOUNTS                               SERVICES

Regular Accounts: Individual, business          Automatic Investment Plan:  You may
and trust accounts are available for all        arrange to have a fixed amount
Pax World Funds.                                automatically deducted from your
                                                checking or savings account and
                                                invested in your Pax World account on a
Traditional IRA: Certain individuals            monthly or quarterly basis. Automatic
can make tax-deductible contributions to        investment plans do not assure a profit
this account.  Taxes are paid only when         and do not protect against loss in
funds are withdrawn, usually in                 declining markets.
retirement, when investors may be in a
lower tax bracket.                              Voluntary Withdrawal Plan: This plan
                                                makes it possible for investors to receive
Roth IRA: Contributions to a Roth IRA           a monthly check from their Pax World
are not deductible, but after five years        account.  This plan requires a minimum
some types of withdrawals are tax-free.         investment of $10,000.

SIMPLE IRA: This is an easy-to-maintain         Online Account Access: Utilizing a
retirement plan designed for small              unique ID number and PIN, you can
businesses of up to 100 employees.              access your Pax World account(s) online
                                                to review your account balances or
SEP IRA: This is an employer-funded             histories; purchase or redeem fund
retirement plan popular with small              shares; or make exchanges between
businesses and self-employed persons.           different Pax World Funds.

Education Savings Account & Uniform Gift        www.paxworld.com: Learn all about
to Minors Account (UGMA): These plans           Pax World through our web site!  You
provide excellent ways to save for a            can check Fund performance, read about
child's education.                              our portfolio managers, view
                                                Connection - our quarterly newsletter,
403(b)(7) Pension Plan: This plan is            and see how Pax World voted on
available to persons employed by                various proxies for the companies in
non-profit organizations.                       our portfolios.



*This report is intended for shareholders of the Pax World Money Market Fund only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus, which contains more complete information including fees and expenses, and should be read carefully before investing. Please request a prospectus by calling (800) 767-1729, via e-mail at info@paxworld.com, or by visiting our web site at www.paxworld.com. All mutual fund investments involve risk, and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Always consult your personal tax adviser before making any tax-related investment decision. Distributor: Reich & Tang Distributors, Inc. Member NASD/SIPC.

PAX WORLD
ETHICAL INVESTING






PAX World
222 State Street
Portsmouth, NH 03801
[GRAPHIC OMITTED] 800.767.1729
web www.paxworld.com
email info@paxworld.com



For general fund information:
[GRAPHIC OMITTED] 800.767.1729

For shareholder account information:
[GRAPHIC OMITTED] 800.372.7827

For broker services:
[GRAPHIC OMITTED] 800.635.1404

Address all account inquiries to:
PAX World
P.O. Box 9824
Providence, RI 02940-8024

[GRAPHIC OMITTED] printed in USA on recycled paper


Item 2:    Code of Ethics

Not applicable at this time.

Item 3:    Audit Committee Financial Expert

Not applicable at this time.

Item 4:    Principal Accountant Fees and Services

Not applicable at this time.

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Reserved

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:    Reserved

Item 9:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.


(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 10:   Exhibits

(a)(1)   Not applicable at this time.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)_Pax World Money Market Fund, Inc.

By (Signature and Title)*   /s/Rosanne Holtzer
                               Rosanne Holtzer, Secretary

Date September 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/Thomas W. Grant
                              Thomas W. Grant, Chief Executive Officer

Date September 30, 2003


By (Signature and Title)*  /s/Richard De Sanctis
                              Richard DeSanctis, Chief Financial Officer


Date September 30, 2003


* Print the name and title of each signing officer under his or her signature.